Organization and Operations (Details Narrative) - $ / shares	Apr. 10, 2019	Jan. 09, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value				$ 0.001	$ 0.001
Class A Common Stock [Member]
Common stock, voting rights	Class A common stock is that each share of Class B common stock has 10 votes for each share held, while the Class A common stock has a single vote per share
Common stock, par value	$ 0.001		$ 0.007	$ 0.007
Selling Shareholders [Member] | SBI Investments LLC and Old Main Capital LLC [Member] | Common Stock [Member]
Number of shares acquired during acquisition		335,183
Stewart Garner [Member] | SBI Investments LLC and Old Main Capital LLC [Member] | Series A Preferred Stock [Member]
Number of shares acquired during acquisition		1,000
EricBlue [Member] | SBI Investments LLC and Old Main Capital LLC [Member]
Voting power of voting stock		84.40%